Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of provision for income taxes
Current	$ 1,539,515	$ 1,554,060	$ 1,447,633
Deferred	(230,043)	(84,067)	(172,000)
Total	$ 1,255,654	$ 1,448,923	$ 1,275,633